20. ASSIGNMENT OF RECEIVABLES (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Assignment Of Receivables
Assignment of receivables	R$ 377,047
Total	377,047
Current	196,720
Non-current	R$ 180,327